Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
April 30, 2024
IRE-NPRT3-0624
1.815812.119
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 11.8%
Abacus Storage King	6,733,457	4,910,706
Arena (REIT) unit	6,244,077	14,732,327
Goodman Group unit	368,789	7,449,402
Hmc Capital Ltd.	601,689	2,437,440
Ingenia Communities Group unit	3,564,040	10,563,600
National Storage REIT unit	10,038,395	13,842,214
Stockland Corp. Ltd. unit	806,738	2,285,583
TOTAL AUSTRALIA		56,221,272
Belgium - 2.6%
Inclusio SA	241,973	3,357,037
Montea SICAFI SCA	52,673	4,530,738
Warehouses de Pauw	165,270	4,398,821
Warehouses de Pauw rights (a)(b)	165,270	197,541
TOTAL BELGIUM		12,484,137
Brazil - 0.8%
LOG Commercial Properties e Participacoes SA	880,500	3,684,718
Canada - 0.4%
Sienna Senior Living, Inc.	123,000	1,197,254
StorageVault Canada, Inc.	258,300	887,487
TOTAL CANADA		2,084,741
France - 2.5%
ARGAN SA	79,304	6,245,932
Mercialys SA	285,600	3,096,690
Unibail-Rodamco-Westfield NV	30,300	2,537,742
TOTAL FRANCE		11,880,364
Germany - 4.4%
Instone Real Estate Group BV (c)(d)	135,543	1,254,128
LEG Immobilien AG	230,400	19,650,960
TOTAL GERMANY		20,905,088
Greece - 0.2%
Trade Estates Real Estate Investment SA	455,600	836,292
Hong Kong - 9.7%
CK Asset Holdings Ltd.	5,882,500	25,092,252
Great Eagle Holdings Ltd. (c)	6,265,541	9,564,281
Hang Lung Properties Ltd. (c)	2,411,000	2,661,051
Magnificent Hotel Investment Ltd. (a)	140,513,000	1,388,443
Tai Cheung Holdings Ltd.	13,949,116	5,947,220
Wing Tai Properties Ltd.	5,396,000	1,500,200
TOTAL HONG KONG		46,153,447
Ireland - 1.7%
Irish Residential Properties REIT PLC	6,369,300	6,736,141
Kingspan Group PLC (Ireland)	13,800	1,234,889
TOTAL IRELAND		7,971,030
Israel - 1.1%
Azorim Investment Development & Construction Co. Ltd. (a)	226,800	1,038,941
Azrieli Group	66,300	4,289,880
TOTAL ISRAEL		5,328,821
Italy - 1.2%
Infrastrutture Wireless Italiane SpA (d)	559,100	6,014,449
Japan - 22.3%
Advance Residence Investment Corp.	8,250	17,836,625
Daiwa Securities Living Invest	23,654	16,061,278
Goldcrest Co. Ltd.	76,200	1,228,288
Health Care & Medical Investment Corp.	15,587	13,007,764
Hulic Co. Ltd.	606,900	5,592,375
Japan Logistics Fund, Inc.	3,167	5,646,829
JTOWER, Inc. (a)(c)	117,647	2,402,872
Katitas Co. Ltd.	296,300	3,569,782
Kyoritsu Maintenance Co. Ltd.	58,400	1,245,418
Mitsui Fudosan Logistics Park, Inc.	3,817	10,950,390
Nomura Real Estate Holdings, Inc.	591,400	16,557,507
Sekisui House Ltd.	217,200	4,991,333
Tosei Corp.	472,000	7,368,827
TOTAL JAPAN		106,459,288
Netherlands - 0.3%
CTP BV (d)	73,100	1,245,077
CTP BV rights (a)(b)	73,100	21,453
TOTAL NETHERLANDS		1,266,530
New Zealand - 2.1%
Arvida Group Ltd. (c)	12,104,311	7,684,487
Stride Property Group unit	3,576,432	2,613,192
TOTAL NEW ZEALAND		10,297,679
Singapore - 9.9%
Digital Core (REIT)	3,718,900	2,250,381
Parkway Life REIT	4,448,100	11,675,923
Singapore Land Group Ltd.	7,162,100	9,421,940
Wing Tai Holdings Ltd.	22,206,481	23,873,917
TOTAL SINGAPORE		47,222,161
Spain - 2.7%
Aedas Homes SAU (d)	16,132	322,629
Arima Real Estate SOCIMI SA (a)	1,052,550	6,762,154
Cellnex Telecom SA (d)	73,310	2,423,240
Lar Espana Real Estate Socimi SA (a)	299,884	2,185,847
Neinor Homes SLU (d)	111,500	1,249,424
TOTAL SPAIN		12,943,294
Sweden - 5.5%
Catena AB	53,300	2,355,368
Heba Fastighets AB (B Shares)	3,606,161	10,651,205
Hemnet Group AB	45,700	1,198,441
JM AB (B Shares) (c)	117,129	2,013,015
Nyfosa AB	554,000	4,863,662
Swedish Logistic Property AB (a)	1,651,121	4,989,141
TOTAL SWEDEN		26,070,832
Switzerland - 1.4%
Flughafen Zuerich AG	5,480	1,098,086
PSP Swiss Property AG	44,264	5,484,547
TOTAL SWITZERLAND		6,582,633
United Kingdom - 14.1%
Berkeley Group Holdings PLC	40,500	2,385,603
Big Yellow Group PLC	344,900	4,654,474
Grainger Trust PLC	2,889,566	9,261,336
Harworth Group PLC	1,452,000	2,521,942
Helical PLC	561,500	1,431,310
Londonmetric Properity PLC	4,083,029	10,030,432
Rightmove PLC	337,900	2,174,448
Safestore Holdings PLC	434,403	4,198,622
Segro PLC	1,252,400	13,270,661
Shaftesbury Capital PLC	1,847,526	3,109,652
Tritax EuroBox PLC (d)	2,570,100	1,782,365
Unite Group PLC	808,911	9,379,990
Urban Logistics REIT PLC	2,064,653	2,987,509
TOTAL UNITED KINGDOM		67,188,344
United States of America - 1.4%
Airbnb, Inc. Class A (a)	15,100	2,394,407
Digitalbridge Group, Inc.	52,200	858,168
Equinix, Inc.	4,600	3,271,106
TOTAL UNITED STATES OF AMERICA		6,523,681
TOTAL COMMON STOCKS (Cost $486,739,709)		458,118,801

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	12,057,144	12,059,556
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,254,311	5,254,836
TOTAL MONEY MARKET FUNDS (Cost $17,314,392)		17,314,392

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $504,054,101)	475,433,193
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,380,361
NET ASSETS - 100.0%	476,813,554

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,291,312 or 3.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,696,031	140,518,028	140,154,503	249,357	-	-	12,059,556	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,931,294	99,255,529	100,931,987	62,455	-	-	5,254,836	0.0%
Total	18,627,325	239,773,557	241,086,490	311,812	-	-	17,314,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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